Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Taxes
Schedule of deferred tax assets and liability

	At December 31, 2022
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	$8,884	$—	$8,884
Income tax benefit from excess tax deductions related to share-based payments	26,887	—	26,887
Profit in inventory	29,711	—	29,711
R&D capitalized expense	11,316	—	—
Property, plant and equipment	2,569	(549)	2,020
Intangible assets	—	(3,430)	(3,430)
Non-current fixed assets	—	(4,975)	(4,975)
Other	404	—	404
Netting by taxable entity	(549)	549	—

Net deferred tax assets / (liabilities)	$79,222	$(8,406)	$70,817

	At December 31, 2021
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	$2,858	$—	$2,858
Income tax benefit from excess tax deductions related to share-based payments	26,026	—	26,026
Profit in inventory	3,305	—	3,305
Property, plant and equipment	532	(740)	(208)
Intangible assets	—	(2,714)	(2,714)
Non-current fixed assets	—	(3,725)	(3,725)
Other	210	—	210
Netting by taxable entity	(740)	740	—

Net deferred tax assets / (liabilities)	$32,191	$(6,438)	$25,753

	At December 31, 2020
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	$2,147	$—	$2,147
Income tax benefit from excess tax deductions related to share-based payments	13,362	—	13,362
Property, plant and equipment	—	(167)	(167)
Intangible assets	—	(1,792)	(1,792)
Other	—	—	—
Netting by taxable entity	(471)	471	—

Net deferred tax assets / (liabilities)	$15,038	$(1,487)	$13,551

Schedule of change in net deferred taxes

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2022	$32,191	$(6,438)
Recognized in profit or loss	49,075	(2,180)
Recognized in equity	(1,960)	—
Effects of change in foreign exchange rate	(84)	212
Balance at December 31, 2022	$79,222	$(8,406)

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2021	$15,038	$(1,487)
Recognized in profit or loss	11,385	(5,082)
Recognized in equity	5,494	—
Effects of change in foreign exchange rate	274	131
Balance at December 31, 2021	$32,191	$(6,438)

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2020	$—	$—
Recognized in profit or loss	8,351	(1,384)
Recognized in equity	6,225	—
Effects of change in foreign exchange rate	462	(103)
Balance at December 31, 2020	$15,038	$(1,487)